CONVERTIBLE NOTES, Information of Convertible Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Convertible Notes Payables [Abstract]
Convertible notes	$ 3,101,549	$ 3,369,987
2023 Convertible Notes [Member]
Convertible Notes Payables [Abstract]
Convertible notes	0	31,237
2024 Convertible Notes [Member]
Convertible Notes Payables [Abstract]
Convertible notes	151,764	151,459
2025 Convertible Notes [Member]
Convertible Notes Payables [Abstract]
Convertible notes	1,146,369	1,144,794
2026 Convertible Notes [Member]
Convertible Notes Payables [Abstract]
Convertible notes	$ 1,803,416	$ 2,042,497